Subsequent Events (Details Narrative) - Subsequent Event [Member] - Convertible Loan Payable [Member] - shares	Oct. 09, 2020	Oct. 09, 2020
Number of share issued for debt		5,572,980
Hummingbird [Member]
Number of share issued for debt	5,572,980